Average Annual Total Returns - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2010 Portfolio	Apr. 30, 2025
VIP Investor Freedom 2010 Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	5.27%
Past 5 years	3.45%
Past 10 years	4.59%
LB001
Average Annual Return:
Past 1 year	1.25%
Past 5 years	(0.33%)
Past 10 years	1.35%
IXWFS
Average Annual Return:
Past 1 year	5.78%
Past 5 years	3.34%
Past 10 years	4.47%